Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Schedule of trade and other receivables

	December 31,	December 31,
	2022	2021
Trade notes receivable - domestic operations	78,801	53,711
Trade notes receivable - foreign operations	536,564	153,549
	615,365	207,260
Provision for trade notes receivable - domestic operations	74,533	28,588
Provision for trade notes receivable - foreign operations	17,495	—
	92,028	28,588

	707,393	235,848
Allowance for expected losses - doubtful accounts	(4,413)	(1,560)
	702,980	234,288